Had Series F Preferred shares been convertible the dilutive effects would be as follows: (Details) - shares	3 Months Ended	9 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
Earnings Per Share [Abstract]
Convertible Series F Preferred Shares	18,148,779,827	15,294,230,742